Finance and Operating Lease(Table)	12 Months Ended
Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessee Abstract [Abstract]
Schedule Of Future Minimum Finance Lease Payments Table Text Block [Text Block]

The future minimum lease payments arising as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Net carrying amount of finance lease assets	￦	40,750	￦	29,817

Minimum lease payment
Within 1 year		2,424		2,555
1-5 years		3,099		2,150

Total		5,523		4,705

Present value of minimum lease payment
Within 1 year		2,392		2,510
1-5 years		2,907		2,059

Total		5,299		4,569

Schedule Of Gross Investment In Finance Lease And Minimum Finance Lease Payments Receivable At Present Value Table Text Block [Text Block]

Total lease investment and the present value of minimum lease payments as of December 31, 2016 and 2017, are as follows:

	2016				2017
	Total lease investment		Present value of minimum lease payment		Total lease investment		Present value of minimum lease payment
	(In millions of Korean won)
Within 1 year	￦	562,552	￦	478,312	￦	654,412	￦	557,188
1-5 years		1,096,614		1,004,512		1,330,610		1,215,476

Total	￦	1,659,166	￦	1,482,824	￦	1,985,022	￦	1,772,664

Schedule Of Unearned Finance Income On Finance Lease Table Text Block [Text Block]

Unearned interest income of finance lease as of December 31, 2016 and 2017, is as follows:

	2016		2017
	(In millions of Korean won)
Total lease investment	￦	1,659,166	￦	1,985,022
Net lease investment
Present value of minimum lease payment		1,482,824		1,772,664

Unearned interest income	￦	176,342	￦	212,358

Schedule Of Future Minimum Lease Payments Payable Under Noncancellable Operating Lease Table Text Block [Text Block]

The future minimum lease payments arising from the non-cancellable lease contracts as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Minimum lease payment
Within 1 year	￦	148,449	￦	168,707
1-5 years		174,232		196,050
Over 5 years		34,488		34,128

Total	￦	357,169	￦	398,885

Minimum sublease payment	￦	(1,109)	￦	(3,101)

Schedule Of Lease And Sublease Payments Recognised As Expense Table Text Block [Text Block]

The lease payment reflected in profit or loss for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Lease payment reflected in profit or loss
Minimum lease payment	￦	194,173	￦	197,444	￦	208,413
Sublease payment		(167)		(1,026)		(2,441)

Total	￦	194,006	￦	196,418	￦	205,972

Schedule Of Minimum Lease Payments Receivable Under Noncancellable Operating Lease Table Text Block [Text Block]

The future minimum lease receipts arising from the non-cancellable lease contracts as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Minimum lease receipts
Within 1 year	￦	129,870	￦	163,203
1-5 years		277,377		375,344
Over 5 years		313,282		282,470

Total	￦	720,529	￦	821,017